File Nos. 333-138560

811-21978

As filed with the Securities and Exchange Commission on March 6, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒

(Check appropriate box or boxes)

PIONEER SERIES TRUST VI

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.
60 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a Previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 34 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 6th day of March, 2018.

PIONEER SERIES TRUST VI

By:	/s/ Lisa M. Jones
Lisa M. Jones
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on March 6, 2018:

Signature	Title

/s/ Lisa M. Jones	President (Principal Executive Officer)
Lisa M. Jones	and Trustee

Mark E. Bradley*	Treasurer (Principal Financial and
Mark E. Bradley	Accounting Officer)

David R. Bock*	Trustee
David R. Bock

Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

Lorraine H. Monchak*	Trustee
Lorraine H. Monchak

Thomas J. Perna*	Chairman of the Board and
Thomas J. Perna	Trustee

Marguerite A. Piret*	Trustee
Marguerite A. Piret

Fred J. Ricciardi*	Trustee
Fred J. Ricciardi

Kenneth J. Taubes*	Trustee
Kenneth J. Taubes

*By:	/s/ Lisa M. Jones	Dated: March 6, 2018
Lisa M. Jones
Attorney-in-fact

Flexible Opportunities Commodity Fund Ltd. certifies that it has duly caused this registration statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Flexible Opportunities Commodity Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 6th day of March, 2018.

FLEXIBLE OPPORTUNITIES COMMODITY FUND LTD.

By:	/s/ Mark E. Bradley
Mark E. Bradley
Director

This registration statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Flexible Opportunities Commodity Fund Ltd., has been signed below by the following person in the capacity indicated below on March 6, 2018.

SIGNATURE	TITLE

/s/ Mark E. Bradley	Director
Mark E. Bradley

EXHIBIT INDEX
Index Number	Description of Index
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Document
EX-101.DEF	XBRL Taxonomy Extension Definition Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase